Expenses by Nature	12 Months Ended
Dec. 31, 2024
Expenses by Nature [Abstract]
EXPENSES BY NATURE
20	EXPENSES BY NATURE

	2022	2023	2024	2024
	RM	RM	RM	Convenience Translation USD
Employee benefit expenses
– Director fee	521,099	536,770	678,306	151,733
– Staff costs	2,303,959	4,086,584	2,704,655	605,014
– Employer Contribution to Defined Contribution Plan	257,744	465,845	277,719	62,124
– Employer Contribution to Insurance Scheme	10,689	24,522	16,434	3,677
Depreciation of plant and equipment	1,260,586	1,639,079	1,687,992	377,593
Amortization of ROU	164,345	102,379	55,256	12,360
Provision for expected credit loss	48,523	90,205	—	—
Provision for warranty	92,680	459,420	202,929	45,394